Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2021, 2020 and 2019:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100

Schedule of Effect of Implementation of IFRIC Decision on IAS 19	The effects on the financial statements are presented below:

(in thousands)	January 1, 2019	Effect if IFRS IC decision	January 1, 2019 restated	2019 variation	Effect if IFRS IC decision	December 31, 2019 restated	2020 variation	Effect if IFRS IC decision	December 31, 2020 restated
Equity (Deficit) and Liabilities
Accumulated deficit	(272,036)		(272,036)	(36,697)	(42)	(308,775)	(54,476)	(40)	(363,291)
Other component of equity	(605)	326	(279)	(2)	50	(231)	184	26	(21)
Total Equity	(5,019)	326	(4,693)	(24,542)	8	(29,227)	(7,565)	(14)	(36,806)

Non-current employee benefits	990	(326)	664	73	(8)	729	92	14	835
Non-current Provisions	1,689	(326)	1,363	216	(8)	1,571	(31)	14	1,554
Total non-current liabilities	40,396	(326)	40,070	14,416	(8)	54,478	6,935	14	61,427
Total equity and liabilities	62,574	—	62,574	741	—	63,315	23,841	—	87,156

Schedule of Average and Closing Exchange Rate for the U.S. Dollar
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2019
Average rate	1.1196	1.2758	0.7331	0.2806
Closing rate	1.1234	1.3204	0.7434	0.2892
December 31, 2020
Average rate	1.1413	1.2834	0.7521	0.2908
Closing rate	1.2271	1.3650	0.7566	0.3111
December 31, 2021
Average rate	1.1835	1.3761	0.7444	0.3097
Closing rate	1.1326	1.3479	0.7413	0.3221

Schedule of Useful Lives Most Commonly Used	The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2019	$1,253	$28,027	$3,608	4,556	$37,444
Additions	15	1,274	30	847	2,166
Disposals	—	(130)	(15)	—	(145)
Exchange difference	3	32	11	—	46
At December 31, 2019	1,271	29,203	3,634	5,403	39,511
Additions	78	1,594	367	2,073	4,112
Disposals	(14)	(3,401)	(7)	(463)	(3,885)
Exchange difference	5	39	12	—	56
At December 31, 2020	1,340	27,435	4,006	7,013	39,794
Additions	16	1,842	373	437	2,668
Disposals	(20)	(415)	(3)	(756)	(1,194)
Reclassification	94	—	(94)	—	—
Exchange difference	7	(20)	60	—	47
At December 31, 2021	$1,437	$28,842	$4,342	$6,694	$41,315
Depreciation and impairment:
At January 1, 2019	957	22,202	3,458	—	26,617
Depreciation charge for the year	190	2,430	96	1,354	4,070
Impairment	—	56	—	—	56
Disposals	—	(120)	(15)	—	(135)
Exchange difference	4	30	11	—	45
At December 31, 2019	1,151	24,598	3,550	1,354	30,653
Depreciation charge for the year	92	2,003	138	1,444	3,677
Impairment	—	75	—	—	75
Disposals	(14)	(3,389)	(6)	(441)	(3,850)
Exchange difference	4	36	12	—	52
At December 31, 2020	1,233	23,323	3,694	2,357	30,607
Depreciation charge for the year	45	1,869	181	1,259	3,354
Impairment	—	—	—		—
Disposals	(12)	(372)	(3)	(296)	(683)
Reclassification	19	—	(19)	—	—
Exchange difference	1	(15)	41	—	27
At December 31, 2021	$1,286	$24,805	$3,894	3,320	$33,305
Net book value:
At January 1, 2019	$296	$5,825	$150	4,556	$10,827
At December 31, 2019	120	4,605	84	4,049	8,858
At December 31, 2020	107	4,112	312	4,656	9,187
At December 31, 2021	$151	$4,037	$448	3,374	$8,010